Risk Report - Liquidity Risk - Funding Markets and Capital Markets Issuance (Detail: Text Values) € in Billions	3 Months Ended				12 Months Ended
	Dec. 31, 2025 EUR (€) yr	Sep. 30, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€) yr	Dec. 31, 2024 EUR (€)	Dec. 31, 2026 EUR (€)
Funding sources
Total funding sources	€ 3.6	€ 4.4	€ 4.7	€ 6.0	€ 18.7
Prefunding for next fiscal year included in total funding sources					€ 3.0
Senior debt trading rate wider (narrower) than peers					0.08%	0.10%
Capital securities trading rate wider (narrower) than peers					0.14%	(0.17%)
Capital Issuance					€ 2.5
Senior non-preferred issuance					11.0
Senior preferred issuance					4.8
Covered bond Issuance					0.4
Total funding sources in Euro					9.8
Total funding sources in USD					7.1
Total funding sources in JPY					0.5
Total funding sources in GBP					0.6
Total funding sources in other currencies					€ 0.7
Investor base for issuances
Asset managers and pension funds percent	63.30%				63.30%
Banks percent	10.60%				10.60%
Retail customers percent	3.20%				3.20%
Insurance companies percent	5.20%				5.20%
Other institutional investors percent	11.30%				11.30%
Governments and agencies percent	4.40%				4.40%
Other investors percent	1.70%				1.70%
Geographical distribution of Funding sources percent
Germany percent	15.00%				15.00%
Rest of Europe percent	44.00%				44.00%
US percent	29.00%				29.00%
Asia/Pacific percent	8.00%				8.00%
Others percent	4.00%				4.00%
Average spread of DB issuance over 3 months Euribor/ risk free rate in bps	0.0095				0.0095
Average tenor in years | yr	4.8				4.8
Approximate total capital markets maturities, excluding legally exercisable calls	€ 14.0				€ 14.0
Approximate volume of structured notes issued during the year	7.7				7.7
Forecast
Geographical distribution of Funding sources percent
Approximate volume of structured notes issued during the year							€ 7.3
Minimum
Funding sources
Funding issuance plan for next fiscal year	10.0				10.0	€ 15.0
Maximum
Funding sources
Funding issuance plan for next fiscal year	€ 15.0				€ 15.0	€ 20.0